Financial Risk Management - Summary of Groups Regional Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 474,706,231	₩ 445,790,063
Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	438,514,407	412,613,603
Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	5,412,770	4,582,089
China
Group Regional Loans [Line Items]
Loans and advances	[1]	7,247,310	7,084,888
Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	1,180,898	910,244
United States
Group Regional Loans [Line Items]
Loans and advances	[1]	5,233,557	5,817,090
Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	7,529,438	7,155,898
Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	5,410,169	3,963,455
Others
Group Regional Loans [Line Items]
Loans and advances	[1]	4,177,682	3,662,796
Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 480,339,612	₩ 451,252,868
%	[1]	100.00%	100.00%
Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 442,633,570	₩ 416,627,540
%	[1]	92.15%	92.33%
Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 5,473,894	₩ 4,611,356
%	[1]	1.14%	1.02%
Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 7,277,514	₩ 7,122,512
%	[1]	1.52%	1.58%
Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 1,183,845	₩ 912,316
%	[1]	0.25%	0.20%
Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 5,350,298	₩ 5,985,577
%	[1]	1.11%	1.33%
Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 7,891,752	₩ 7,399,442
%	[1]	1.64%	1.64%
Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 6,006,665	₩ 4,728,650
%	[1]	1.25%	1.05%
Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 4,522,074	₩ 3,865,475
%	[1]	0.94%	0.85%
Allowances
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ (5,633,381)	₩ (5,462,805)
Allowances | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	(4,119,163)	(4,013,937)
Allowances | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	(61,124)	(29,267)
Allowances | China
Group Regional Loans [Line Items]
Loans and advances	[1]	(30,204)	(37,624)
Allowances | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	(2,947)	(2,072)
Allowances | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	(116,741)	(168,487)
Allowances | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	(362,314)	(243,544)
Allowances | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	(596,496)	(765,195)
Allowances | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	(344,392)	(202,679)
Retail | Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	200,823,048	189,692,289
Retail | Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	193,803,826	184,016,939
Retail | Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Retail | Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	181,539	73,105
Retail | Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Retail | Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Retail | Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	3,575,153	3,466,607
Retail | Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	1,968,896	1,474,419
Retail | Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	1,293,634	661,219
Corporate | Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	256,038,090	239,210,608
Corporate | Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	225,393,574	210,306,079
Corporate | Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	5,473,894	4,611,356
Corporate | Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	7,095,199	7,048,870
Corporate | Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	1,183,745	912,224
Corporate | Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	5,350,298	5,985,577
Corporate | Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	4,315,485	3,931,738
Corporate | Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	4,003,127	3,216,033
Corporate | Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	3,222,768	3,198,731
Credit card | Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	23,478,474	22,349,971
Credit card | Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	23,436,170	22,304,522
Credit card | Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Credit card | Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	776	537
Credit card | Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	100	92
Credit card | Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Credit card | Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	1,114	1,097
Credit card | Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	34,642	38,198
Credit card | Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 5,672	₩ 5,525

[1]	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.